Plan Description	12 Months Ended
Dec. 31, 2025
EBP 059
EBP, Description of Plan [Line Items]
Plan Description

1.	Plan Description
The following description of the Anheuser-Busch 401(k) Savings and Retirement Plan (the Plan) is provided for general informational purposes only. Participants should refer to the Plan Document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan covering all eligible employees of Anheuser-Busch Companies, LLC (the Company) and certain subsidiaries of the Company and adopting employers. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.
Plan Administration
The Plan’s named fiduciaries are the Company, as Plan Sponsor and Plan Administrator, and Vanguard Fiduciary Trust Company, as Trustee.
As
Plan Sponsor, the Company has the right to amend or terminate the Plan and designate the Plan’s named fiduciaries. The Trustee has the authority to invest, manage and control the assets of the trust in accordance with the provisions of the Plan and the trust agreement.
Eligibility
The Plan permits immediate participation in the Plan for employees of a participating employer. Participation by eligible employees is voluntary.
Contributions
A participant may contribute from 0.5% to 50% of base pay through payroll deductions for before-tax
contributions and/or
after-tax
contributions, subject to limitations as set forth in the Plan Document and by the Internal Revenue Code (the Code). Contribution rates for certain highly compensated employees may be limited to satisfy nondiscrimination provisions of the Code.
Participants who are at least age 50 may also make
before-tax
and Roth
after-tax
catch-up
contributions to the Plan on an unmatched basis,
subject
to limitations as set forth by the Code. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollovers).
The Company contributes a matching cash contribution amount to certain participants, up to a certain percentage of base pay contributed by a participant to the Plan. The Company also makes a nonelective contribution to certain
participants, as defined in the Plan Document.
Vesting
Participants are immediately vested in their voluntary contributions and rollover contributions, plus investment earnings. Company contributions vest upon completion of three years of vesting service. Company contributions also vest upon certain circumstances including termination of employment by reason of death or permanent disability.
Forfeitures
Forfeitures result from a participant’s termination of employment and account distribution before the participant is 100% vested in Company contributions. Forfeited amounts are used to reduce future Company contributions and approximately $4,449,000 were used during the year ended December 31, 2025. As of December 31, 2025 and 2024, there was unused forfeitures of approximately $854,000 and $1,319,000, respectively.
Payment Of Benefits
The Plan permits
in-service
withdrawals subject to certain restrictions. Distributions for terminations are made in lump sums or installments and are comprised of the market value of participants’ contributions and vested Company contributions.
Notes Receivable From Participants
A participant may borrow from vested account balances, subject to certain conditions. The minimum loan amount is $1,000; the maximum amount is the lesser of $50,000 less the highest outstanding loan balance under the Plan during the one-year
period ending on the day before the loan is made, or 50% of the vested account balance. A participant may have no more than two loans outstanding at any time. The interest rate for the life of the loan is set quarterly at the prime rate plus 1% as of the beginning of the quarter. The term of a loan for the purchase of a principal residence may be up to ten years; the term of a loan for any other reason may not exceed five years.
Plan Expenses
Administrative expenses incurred are charged to participant accounts.
Plan participants are charged asset management fees based on fund balances. Asset management fees are accrued daily by the Trustee based on participant balances in each fund and are offset against investment income.
Plan Termination
The Company intends to continue the Plan. However, the Company may at any time and for any reason, subject to the provisions of ERISA, suspend or terminate the Plan provided that such action does not adversely affect the rights of any participant under the Plan. Such termination would result in the immediate and full vesting of each participant’s account balance. The Trustee would then retain the assets until otherwise distributable under the Plan.